Segment Reporting	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
9.	SEGMENT REPORTING

We organize and manage our business in the following two segments which meet the definition of reportable segments under ASC280-10, Segment Reporting: Sales of Goods and Services. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief decision maker, who is our chief executive officer, in making resource allocation decisions for our segments. Our chief-decision maker evaluates segment performance to the GAAP measure of gross profit.

	Three Months Ended
	April 30,
	2023	2022
Net sales
Pocono Pharmaceuticals	$401,057	$401,990
4P Therapeutics	75,875	75,932
	476,932	477,922
Gross profit
Pocono Pharmaceuticals	169,308	198,059
4P Therapeutics	52,976	2,427
	222,284	200,486
Operating expenses
Selling ,general and administrative

Pocono Pharmaceuticals	136,863	142,036
4P Therapeutics	16,921	24,389
Corporate	685,948	602,126

Research and development - 4P Therapeutics	400,430	117,184

	1,240,162	885,735

Depreciation and Amortization
Pocono Pharmaceuticals	$55,208	$55,458
Corporate	$3,497	$5,521
4P Therapeutics	16,496	16,496
	$75,201	$77,475

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Three Months Ended
	April 30,
	2023	2022
Net sales:
United States	$476,932	$477,922
Outside the United States	-	-
	$476,932	$477,922

	April 30,	January 31,
	2023	2023
Property and equipment, net of accumulated depreciation
United States	$853,445	$-
Outside of the United States	-	-
	$853,445	$-
Assets:
Corporate	$1,035,136	$1,745,731
Pocono Pharmaceuticals	2,317,645	5,400,814
4P Therapeutics	5,350,420	2,309,832
	$8,703,201	$9,456,377

10.	SEGMENT REPORTING

We organize and manage our business by the following two segments which meet the definition of reportable segments under ASC 280-10, Segment Reporting:

4P Therapeutics and Pocono Pharmaceuticals. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief-decision maker, who is or chief executive officer, in making resource allocation decisions for our segments. Our chief-decision maker evaluates segment performance to the GAAP measure of gross profit.

	January 31,
	2023	2022

Net sales
Pocono Pharmaceuticals	$1,785,597	$1,179,620
4P Therapeutics	294,102	242,534
	2,079,699	1,422,154

Gross profit
Pocono Pharmaceuticals	726,702	595,087
4P Therapeutics	23,702	(40,777)
	750,404	554,310

Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	577,930	556,204
Selling, general and administrative-4P Therapeutics	103,181	96,079
Corporate overhead	3,234,930	3,370,541
Research and development-4P Therapeutics	982,227	411,383
Goodwill impairment-Pocono Pharmaceuticals	327,326	2,180,836
	5,225,594	6,615,043

Depreciation and Amortization
Pocono Pharmaceuticals	$264,156	$220,524
4P Therapeutics	65,987	88,217
	$330,143	$308,741

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Year Ended
	January 31,
	2023	2022

Net sales:
United States	$2,079,699	$1,335,554
Outside the United States	-	86,600
	$2,079,699	$1,422,154

Property and equipment, net of accumulated depreciation
United States	$897,735	$979,297
Outside the United States	-	-
	$897,735	$979,297
Assets:
Corporate	$1,745,731	$4,750,937
Pocono Pharmaceuticals	5,400,814	5,639,178
4P Therapeutics	2,309,832	2,349,548
	$9,456,377	$12,739,660